Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Compensation [Abstract]
Schedule of Share-Based Compensation Expenses	The table below presents a summary of the Group’s share-based compensation expenses:

	For the six months ended June 30,
	2026	2025
	(Unaudited)
Selling expenses	$127,880	$1,093
General and administrative expenses	(1,208,337)	4,991,788
R&D expenses	267	-
Total	$(1,080,190)	$4,992,881

Schedule of Key Assumptions Recorded Stock-Based Compensation Expense For Options	The key assumptions used to determine the fair value of the options at the respective grant dates in 2024 were as follows:

For the Year Ended December 31, 2024
Risk-free interest rate	3.91%~3.92%
Expected volatility	101.90%~111.35%
Expected dividend yield	0.00%
Exercise multiple	1.5
Fair value of underlying ordinary shares	$0.75~$6.15
Fair value of option*	$0.1463~$1.3057

*	One option can be exchanged for one ninth of ADS after the one-for-nine reverse ADS split.

Schedule of Share Option Activities Under The Option Plans

The following table summarized the Company’s share option activities under the Option Plans:

	Number of ordinary shares underlying	Weighted average exercise price

Balance, December 31, 2025	861,644	$3.81

Granted	-	$-
Exercised	-	-
Forfeited	(334,339)	$6.00

Balance, June 30, 2026	527,305	$0.75

Exercisable, June 30, 2026	(175,768)	$0.75

Expected to vest, June 30, 2026	351,536	$0.75

Schedule of Restricted Share Unit Activities

The following table summarized the Company’s restricted share unit activities:

	Nonvested ordinary shares underlying	Weighted average fair value per ordinary share at the grant dates
Outstanding as of December 31, 2025	-	$-

Granted	-	-
Vested	-	-
Forfeited	-	$-

Outstanding as of June 30, 2026	-	$-

The following table summarized the Group’s restricted share unit activities:

	Nonvested ordinary shares underlying	Weighted average fair value per ordinary share at the grant dates
Outstanding as of December 31, 2025	-	$-

Granted	900,000	$8.43
Vested	(900,000)	$8.43
Forfeited	-	$-

Outstanding as of June 30, 2026	-	$-